Net fees and commission income	12 Months Ended
Dec. 31, 2021
Fee and commission income (expense) [abstract]
Net fees and commission income
32.	Net fees and commission income
Net fees and commission income for the years ended December 31, 2019, 2020 and 2021 are as follows:

	2019		2020	2021
Fees and commission income:
Credit placement fees	~~W~~	66,666	94,836	71,480
Commission received as electronic charge receipt		151,584	143,449	148,626
Brokerage fees		353,382	546,236	577,238
Commission received as agency		140,484	145,162	146,662
Investment banking fees		151,031	161,439	188,644
Commission received in foreign exchange activities		244,325	239,467	271,808
Trust management fees		307,167	255,043	310,376
Credit card fees		1,234,239	1,170,078	1,175,084
Operating lease fees (*)		142,025	245,173	365,447
Others		766,110	813,591	884,520

		3,557,013	3,814,474	4,139,885

Fees and commission expense:
Credit-related fee		(42,023)	(46,456)	(38,668)
Credit card fees		(915,521)	(849,256)	(836,990)
Others		(458,950)	(535,829)	(589,230)

		(1,416,494)	(1,431,541)	(1,464,888)

Net fees and commission income	~~W~~	2,140,519	2,382,933	2,674,997

(*)	Among operating lease fees recognized for the years ended December 31, 2020 and 2021, there is no variable lease fee income which does not vary by index or rate.